Unaudited Consolidated Statement of Changes in Total Equity - USD ($) shares in Thousands, $ in Thousands	Total	General Partner	Common Units Limited Partners	Preferred Units Limited Partners	Accumulated Other Comprehensive Income (Loss)	Non- controlling Interest	Preferred units Series A ($0.5625 per unit)	Preferred units Series A ($0.5625 per unit) Preferred Units Limited Partners	Preferred units Series B ($0.5313 per unit)	Preferred units Series B ($0.5313 per unit) Preferred Units Limited Partners
Beginning balance, units at Dec. 31, 2017			79,627	11,800
Beginning balance at Dec. 31, 2017	$ 1,931,423	$ 50,152	$ 1,539,248	$ 285,159	$ 4,479	$ 52,385
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income	(18,559)	(272)	(13,047)	$ 6,425		(11,665)
Other comprehensive loss	2,458				1,391	1,067
Common units	(11,376)	(228)	(11,148)
Preferred units							$ (2,812)	$ 2,812	$ (3,613)	$ 3,613
Change in accounting policy (note 2)	2,739	41	$ 1,959			739
Equity-based compensation, net of nominal withholding tax (note 14)			61
Equity-based compensation, net of nominal withholding tax (note 14)	123	3	$ 120
Ending balance, units at Mar. 31, 2018			79,688	11,800
Ending balance at Mar. 31, 2018	1,900,383	49,696	$ 1,517,132	$ 285,159	5,870	42,526
Beginning balance, units at Dec. 31, 2017			79,627	11,800
Beginning balance at Dec. 31, 2017	1,931,423	50,152	$ 1,539,248	$ 285,159	4,479	52,385
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income	17,630
Other comprehensive loss	15,637
Ending balance, units at Sep. 30, 2018			79,688	11,800
Ending balance at Sep. 30, 2018	1,913,169	49,570	$ 1,510,650	$ 285,159	18,158	49,632
Beginning balance, units at Mar. 31, 2018			79,688	11,800
Beginning balance at Mar. 31, 2018	1,900,383	49,696	$ 1,517,132	$ 285,159	5,870	42,526
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income	6,682	(68)	(3,624)	$ 6,426		3,948
Other comprehensive loss	6,362				5,902	460
Common units	(11,384)	(227)	$ (11,157)
Preferred units							(2,813)	2,813	(3,613)	3,613
Dividends paid to non-controlling interest	(157)					157
Equity-based compensation, net of nominal withholding tax (note 14)			0
Equity-based compensation, net of nominal withholding tax (note 14)	143	2	$ 141
Ending balance, units at Jun. 30, 2018			79,688	11,800
Ending balance at Jun. 30, 2018	1,895,603	49,403	$ 1,502,492	$ 285,159	11,772	46,777
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income	29,507	391	19,134	$ 6,425		3,557
Other comprehensive loss	6,817				6,386	431
Common units	(11,383)	(228)	$ (11,155)			0
Preferred units							(2,812)	2,812	(3,613)	3,613
Dividends paid to non-controlling interest	(1,133)					1,133
Equity-based compensation, net of nominal withholding tax (note 14)			0
Equity-based compensation, net of nominal withholding tax (note 14)	183	4	$ 179
Ending balance, units at Sep. 30, 2018			79,688	11,800
Ending balance at Sep. 30, 2018	1,913,169	49,570	$ 1,510,650	$ 285,159	18,158	49,632
Beginning balance, units at Dec. 31, 2018			79,361	11,800
Beginning balance at Dec. 31, 2018	1,882,597	49,271	$ 1,496,107	$ 285,159	2,717	49,343
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income	24,125	304	14,888	$ 6,425		2,508
Other comprehensive loss	(22,240)				(21,390)	(850)
Common units	(11,221)	(224)	(10,997)
Preferred units							(2,812)	2,812	(3,613)	3,613
Dividends paid to non-controlling interest	(20)					20
Change in accounting policy (note 2)	(3,017)	37	$ 1,777		(4,831)
Equity-based compensation, net of nominal withholding tax (note 14)			81
Equity-based compensation, net of nominal withholding tax (note 14)	827	17	$ 810
Repurchase of common units (note 13)			(815)
Partners' Capital Account, Treasury Units, Purchased	(9,497)	(190)	$ (9,307)
Ending balance, units at Mar. 31, 2019			78,627	11,800
Ending balance at Mar. 31, 2019	1,855,129	49,215	$ 1,493,278	$ 285,159	(23,504)	50,981
Beginning balance, units at Dec. 31, 2018			79,361	11,800
Beginning balance at Dec. 31, 2018	1,882,597	49,271	$ 1,496,107	$ 285,159	2,717	49,343
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income	93,528
Other comprehensive loss	(72,541)
Ending balance, units at Sep. 30, 2019			77,510	11,800
Ending balance at Sep. 30, 2019	1,814,712	49,303	$ 1,497,544	$ 285,159	(71,757)	54,463
Beginning balance, units at Mar. 31, 2019			78,627	11,800
Beginning balance at Mar. 31, 2019	1,855,129	49,215	$ 1,493,278	$ 285,159	(23,504)	50,981
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income	19,052	200	9,810	$ 6,425		2,617
Other comprehensive loss	(31,103)				(29,728)	(1,375)
Common units	(15,244)	(305)	$ (14,939)
Preferred units							(2,812)	2,812	(3,613)	3,613
Dividends paid to non-controlling interest	(35)					35
Equity-based compensation, net of nominal withholding tax (note 14)			1
Equity-based compensation, net of nominal withholding tax (note 14)	(128)	(3)	$ (125)
Repurchase of common units (note 13)			(187)
Partners' Capital Account, Treasury Units, Purchased	(2,559)	(51)	$ (2,508)
Ending balance, units at Jun. 30, 2019			78,441	11,800
Ending balance at Jun. 30, 2019	1,818,687	49,056	$ 1,485,516	$ 285,159	(53,232)	52,188
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income	50,351	820	40,122	$ 6,426		2,983
Other comprehensive loss	(19,198)				(18,525)	(673)
Common units	(15,185)	(304)	$ (14,881)
Preferred units							$ (2,813)	$ 2,813	$ (3,613)	$ 3,613
Dividends paid to non-controlling interest	(35)					35
Equity-based compensation, net of nominal withholding tax (note 14)			1
Equity-based compensation, net of nominal withholding tax (note 14)	191	4	$ 187
Repurchase of common units (note 13)			(932)
Partners' Capital Account, Treasury Units, Purchased	(13,673)	(273)	$ (13,400)
Ending balance, units at Sep. 30, 2019			77,510	11,800
Ending balance at Sep. 30, 2019	$ 1,814,712	$ 49,303	$ 1,497,544	$ 285,159	$ (71,757)	$ 54,463